INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INTANGIBLE ASSET

	As of December 31,
	2023	2022
	RMB’000	RMB’000
Cost
As of beginning of the year	7	—
Addition	—	7
As of end of the year	7	7

Accumulated amortization
As of beginning of the year	(1)	—
Amortization for the year	(2)	(1)
As of end of the year	(2)	(1)

Carrying amount
At December 31, 2023 and 2022	4	6